INCOME TAXES (Details) - Federal Income Tax [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ (12,354,930)	$ (7,870,378)
Permanent Differences	1,732,832	2,924,431
Valuation Allowance	10,622,098	4,945,947
Net Provision For Income Tax	$ 0	$ 0